Risk - Summary of Company's Exposure to Foreign Currency Risk (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents (Note 5)	R$ 12,301	$ 933	R$ 834	R$ 4,358	R$ 683
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents (Note 5)	R$ 3,615